Premises And Equipment And Operating Leases (Year-End Premises And Equipment) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Premises And Equipment And Operating Leases [Abstract]
Land and land improvements	$ 1,293	$ 1,293
Buildings	4,294	4,239
Furniture, fixtures and equipment	2,729	2,592
Premises and equipment, gross	8,316	8,124
Less: accumulated depreciation	(4,325)	(4,260)
Premises and equipment, net	$ 3,991	$ 3,864